Organization and Description of Business (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands												1 Months Ended			12 Months Ended
	Jan. 23, 2026 CNY (¥) ¥ / shares shares	Dec. 19, 2025 CNY (¥) ¥ / shares shares	Jul. 28, 2025 $ / shares shares	Jul. 18, 2025 CNY (¥) shares	Jul. 18, 2025 USD ($) $ / shares shares	Jun. 23, 2025 $ / shares shares	May 21, 2025 shares	Dec. 27, 2024 USD ($) shares	Dec. 27, 2023 shares	Dec. 22, 2023 CNY (¥)	Sep. 01, 2018	Dec. 31, 2025 shares	Sep. 30, 2025 CNY (¥)	Jan. 31, 2025 CNY (¥)	Jun. 30, 2026 shares	Jun. 30, 2024	Dec. 31, 2023
Organization and Description of Business [Line Items]
Incorporation date															Mar. 29, 2019
Equity interest percentage																4.46%
AIX [Member]
Organization and Description of Business [Line Items]
Equity interests owned											4.46%
Percentage of equity interest repurchases										4.46%
Shares issued (in Shares)									568,226,628
AIFU [Member]
Organization and Description of Business [Line Items]
Percentage of equity interest																	50.10%
Securities Exchange Agreement [Member]
Organization and Description of Business [Line Items]
Shares issued (in Shares)									284,113,315
Securities Exchange Agreement [Member] | AIFU [Member]
Organization and Description of Business [Line Items]
Percentage of equity interest																	76.67%
Equity interest percentage									76.67%
Voting interest									50.00%
Real Prospect Limited [Member]
Organization and Description of Business [Line Items]
Percentage of equity interest					100.00%										100.00%
Aggregate consideration (in Shares)				98,002,174	98,002,174
Carve Group Ltd [Member]
Organization and Description of Business [Line Items]
Purchase price (in Dollars per share) | $ / shares			$ 1.5
Percentage of equity interest			100.00%
Aggregate consideration (in Shares)			195,894,609
Glyken Holds [Member]
Organization and Description of Business [Line Items]
Percentage of equity interest															90.00%
Equity interest subscribed percentage															10.00%
Class A Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Shares issued (in Shares)				20,000,000	20,000,000
Reverse stock split						1-for-90	1-for-400
Shares consideration (in Shares)								69,995,661
Consideration amount (in Dollars)				¥ 149,222	$ 20,790
Class A Ordinary Shares [Member] | Securities Exchange Agreement [Member]
Organization and Description of Business [Line Items]
Shares issued (in Shares)						3,156,815	1,420,567
Purchase price (in Dollars per share) | $ / shares						$ 0.09
Reverse stock split						1-for-90	1-for-400
Class A Ordinary Shares [Member] | Real Prospect Limited [Member]
Organization and Description of Business [Line Items]
Aggregate consideration (in Shares)															98,002,174
Class A Ordinary Shares [Member] | BGM Group Ltd [Member]
Organization and Description of Business [Line Items]
Consideration amount (in Dollars) | $								$ 140,000
Consideration Shares [Member]
Organization and Description of Business [Line Items]
Purchase price (in Dollars per share) | $ / shares					$ 1.5
AIFU [Member]
Organization and Description of Business [Line Items]
Equity interest percentage										15.41%
Equity interest percentage														100.00%
Percentage of beneficial ownership															7.85%
AIFU [Member] | Class A Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Aggregate voting power percentage															16.75%
AIFU [Member] | Class B Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Shares issued (in Shares)												5,000,000
Puyi Fund [Member]
Organization and Description of Business [Line Items]
Equity interest percentage										4.46%
Fanhua Puyi Fund Sales Co., Ltd. [Member]
Organization and Description of Business [Line Items]
Equity interest percentage															15.41%
Equity interest (in Yuan Renminbi) | ¥										¥ 10,463
Guangdong Meidiya Investment Co., Ltd [Member]
Organization and Description of Business [Line Items]
Equity interest percentage														44.70%
Cash consideration (in Yuan Renminbi) | ¥														¥ 30,240
Puyi Group Limited [Member]
Organization and Description of Business [Line Items]
Equity interest percentage													100.00%
Cash consideration (in Yuan Renminbi) | ¥													¥ 70,000
Guangxi Yanwo [Member]
Organization and Description of Business [Line Items]
Equity interest percentage															10.00%
Glyken Bird Nest Technology (Shenzhen) Co., Ltd [Member]
Organization and Description of Business [Line Items]
Equity interest percentage															100.00%
Oriental Grove Ltd. [Member]
Organization and Description of Business [Line Items]
Shares issued (in Shares)		34,911,410
Purchase price (in Dollars per share) | ¥ / shares		¥ 1.5
Consideration amount (in Dollars) | ¥		¥ 62,400
Cash payment | ¥		¥ 10
Times Good Limited [Member]
Organization and Description of Business [Line Items]
Shares issued (in Shares)	87,400,144
Consideration amount (in Dollars) | ¥	¥ 1,100,000
Price per share (in Dollars per share) | ¥ / shares	¥ 1.5
Cash payment | ¥	¥ 26,000
Times Good Limited [Member] | AIFU [Member]
Organization and Description of Business [Line Items]
Percentage of equity interest	100.00%